Acquisitions, Disposals, and Related Items Acquisitions, Disposals, and Related Items (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Redemption value adjustment of redeemable noncontrolling interest		$ 1,019,000,000
Redemption Value of Redeemable Noncontrolling Interest		1,500,000,000
Proceeds from the disposal of certain operations	671,000,000	0	0
Gain (Loss) on Disposition of Business	$ 262,000,000
Walmart Chile Ownership Percentage [Member]
Sale of Stock, Percentage of Ownership after Transaction	99.70%